Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31, 2021	December 31, 2020
Construction	$1,543,980	$6,308
Appliances	2,206,336	2,029,270
Automotive	2,064,834	—
Subtotal	5,815,150	2,035,578
Allowance for inventory obsolescence	(387,848)	(12,824)
Inventories, net	$5,427,302	$2,022,754